Contract Assets, Net - Schedule of Movement of Provision for Allowance for Credit Loss of Contract Assets (Details) - HKD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Movement of Provision for Allowance for Credit Loss of Contract Assets [Abstract]
Balance at beginning of the period	$ 750,000	$ 307,040
Retrospective adjustment upon adoption of ASC 326		382,960
Provision (Reversal) for the period	(110,000)	283,000
Balance at end of the period	$ 640,000	$ 973,000